Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	2,001,399	83,678,492
Total Communication Services		83,678,492
Consumer Discretionary 3.6%
Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc.	3,046,206	9,443,239
Specialty Retail 3.2%
Lowe’s Companies, Inc.	348,851	67,725,933
Total Consumer Discretionary		77,169,172
Consumer Staples 3.3%
Tobacco 3.3%
Philip Morris International, Inc.	755,603	72,152,530
Total Consumer Staples		72,152,530
Energy 10.1%
Energy Equipment & Services 1.7%
TechnipFMC PLC(a)	4,630,053	37,873,834
Oil, Gas & Consumable Fuels 8.4%
Chevron Corp.	278,948	44,090,521
Marathon Petroleum Corp.	664,454	66,943,740
Williams Companies, Inc. (The)	2,038,590	69,373,218
Total		180,407,479
Total Energy		218,281,313
Financials 18.1%
Banks 10.3%
Bank of America Corp.	1,636,518	55,003,370
Citigroup, Inc.	880,293	42,967,101
JPMorgan Chase & Co.	390,025	44,357,543
Wells Fargo & Co.	1,801,657	78,750,428
Total		221,078,442
Capital Markets 2.5%
Morgan Stanley	644,183	54,897,275
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.3%
American International Group, Inc.	1,142,441	59,121,322
MetLife, Inc.	862,894	55,509,971
Total		114,631,293
Total Financials		390,607,010
Health Care 15.2%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	869,461	49,959,229
Health Care Providers & Services 10.1%
Centene Corp.(a)	750,468	67,346,998
Cigna Corp.	300,628	85,213,007
Humana, Inc.	135,015	65,047,527
Total		217,607,532
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	873,450	58,879,264
Total Health Care		326,446,025
Industrials 9.3%
Aerospace & Defense 2.7%
Raytheon Technologies Corp.	646,917	58,060,801
Airlines 2.5%
Southwest Airlines Co.(a)	1,439,593	52,833,063
Machinery 1.4%
Caterpillar, Inc.	160,927	29,724,826
Road & Rail 2.7%
CSX Corp.	1,156,090	36,590,249
Union Pacific Corp.	100,695	22,607,034
Total		59,197,283
Total Industrials		199,815,973
Information Technology 12.9%
Communications Equipment 3.0%
Cisco Systems, Inc.	1,445,163	64,627,689
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	1,982,657	68,044,788
Columbia Select Large Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc.	511,922	48,156,503
QUALCOMM, Inc.	496,971	65,734,354
Total		113,890,857
Software 1.4%
Teradata Corp.(a)	915,140	30,108,106
Total Information Technology		276,671,440
Materials 9.2%
Chemicals 3.8%
FMC Corp.	751,879	81,263,082
Metals & Mining 5.4%
Barrick Gold Corp.	3,941,076	58,524,979
Freeport-McMoRan, Inc.	1,982,685	58,687,476
Total		117,212,455
Total Materials		198,475,537
Utilities 10.3%
Electric Utilities 6.9%
FirstEnergy Corp.	1,922,263	76,025,502
PG&E Corp.(a)	5,983,100	73,771,623
Total		149,797,125
Independent Power and Renewable Electricity Producers 3.4%
AES Corp. (The)	2,845,669	72,422,276
Total Utilities		222,219,401
Total Common Stocks (Cost $1,587,186,636)		2,065,516,893
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Internet & Direct Marketing Retail 0.2%
Qurate Retail, Inc.	8.000%	61,780	3,564,089
Total Consumer Discretionary			3,564,089
Total Preferred Stocks (Cost $11,983,372)			3,564,089

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(b),(c)	79,348,430	79,308,756
Total Money Market Funds (Cost $79,300,110)		79,308,756
Total Investments in Securities (Cost: $1,678,470,118)		2,148,389,738
Other Assets & Liabilities, Net		4,192,217
Net Assets		2,152,581,955

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	68,145,830	80,943,733	(69,789,453)	8,646	79,308,756	(13,722)	316,213	79,348,430
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Value Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT216_05_M01_(10/22)